SEGMENTED INFORMATION (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUE BY SEGMENT
Revenue	$ 397,321	$ 333,175	$ 358,005
Cost of goods sold	272,047	231,435	236,599
Gross margin	125,274	101,740	121,406
Gross margin %	31.50%	30.50%	33.90%
Expenses	147,480	155,993	164,123
Loss from operations	(22,206)	(54,253)	(42,717)
Total assets	464,763	422,887	469,568
AirCard business
REVENUE BY SEGMENT
Revenue	246,845	245,010	292,336
Gross margin	69,698	61,710	68,959
Machine - to - Machine
REVENUE BY SEGMENT
Revenue	335,990	293,219	332,445
Cost of goods sold	224,229	198,271
Gross margin	111,761	94,948
Gross margin %	33.30%	32.40%
Mobile Computing
REVENUE BY SEGMENT
Revenue	61,331	39,956	25,560
Cost of goods sold	47,818	33,164
Gross margin	$ 13,513	$ 6,792
Gross margin %	22.00%	17.00%